Fair Value Measurements - Common stock warrant liability (Details) - Evolv Technologies Holdings, Inc. - Warrants to purchase common stock $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning	$ 1
Change in fair value	921
Balance at ending	$ 922